Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Loss)
NOTE 20	Other Comprehensive Income (Loss)

Comprehensive income (loss) for TSYS consists of net income, cumulative foreign currency translation adjustments, unrealized gain on available for sale securities and the recognition of an overfunded or underfunded status of a defined benefit postretirement plan recorded as a component of shareholders’ equity. The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-tax Amount	Ending Balance
As of December 31, 2010	$5,673	(9,747)	(1,489)	(8,258)	$(2,585)

Foreign currency translation adjustments	$(1,242)	3,718	2,662	1,056	$(186)
Transfer from noncontrolling interest (NCI)	—	28	—	28	28
Change in accumulated other comprehensive income (OCI) related to postretirement healthcare plans	(1,343)	1,651	595	1,056	(287)

As of December 31, 2011	$(2,585)	5,397	3,257	2,140	$(445)
Foreign currency translation adjustments	$(186)	4,875	1,357	3,518	$3,332
Transfer from NCI	28	—	—	—	28
Change in accumulated OCI related to postretirement healthcare plans	(287)	(2,603)	(938)	(1,665)	(1,952)

As of December 31, 2012	$(445)	2,272	419	1,853	$1,408
Foreign currency translation adjustments	$3,332	(295)	1,033	(1,328)	$2,004
Transfer from NCI	28	—	—	—	28
Gain on available for sale securities	—	2,810	1,037	1,773	1,773
Change in accumulated OCI related to postretirement healthcare plans	(1,952)	1,926	30	1,896	(56)

As of December 31, 2013	$1,408	4,441	2,100	2,341	$3,749

Consistent with its overall strategy of pursuing international investment opportunities, TSYS adopted the permanent reinvestment exception under ASC 740, “Income Taxes,” with respect to future earnings of certain foreign subsidiaries. Its decision to permanently reinvest foreign earnings offshore means TSYS will no longer allocate taxes to foreign currency translation adjustments associated with these foreign subsidiaries accumulated in other comprehensive income.